Schedule of Investments
Principal Real Asset Fund
December 31, 2023 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 9 .15 % Shares Held Value (000's)
Exchange-Traded Funds - 7 .68%
iShares North American Natural Resources ETF 105,325 $ 4,289
SPDR S&P Global Natural Resources ETF 124,017 7,025
$ 11,314
Money Market Funds - 1 .47%
Morgan Stanley Institutional Liquidity Funds -
Government Portfolio - Institutional Class 5.27%
(a)
2,167,022 2,167
TOTAL INVESTMENT COMPANIES $ 13,481
PRIVATE INVESTMENT FUNDS - 64 .56 % Shares Held Value (000's)
Agriculture - 20 .48%
Ceres Farmland Holdings, LP
(b)
N/A $ 10,873
Hancock Timberland and Farmland Fund, LP
(b)
N/A 13,502
UBS AgriVest Farmland Fund
(b)
N/A 5,819
$ 30,194
Energy - Alternate Sources - 12 .95%
ACIP Parallel Fund A, LP
(b)
N/A 4,559
Brookfield Super-Core Infrastructure Partners Fund,
LP
(b)
N/A 8,527
CBRE Caledon Global Infrastructure Fund
(International), LP
(b)
N/A 6,006
$ 19,092
Forest Products & Paper - 5 .94%
BTG Pactual Open Ended Core US Timberland
Fund, LP
(b),(c)
N/A 8,756
Private Equity - 10 .80%
GDIF US Hedged Feeder Fund, LP
(b)
N/A 6,497
HarbourVest Infrastructure Income Delaware
Parallel Partnership, LP
(b)
N/A 9,419
$ 15,916
Real Estate - 14 .39%
Brookfield Senior Mezzanine Real Estate Finance
Fund, LP
(b)
N/A 3,871
FDR PELF SCA, SICAV-RAIF
(b)
N/A 5,637
PGIM Real Estate US Debt Fund, LP
(b)
N/A 5,162
UBS Trumbull Property Growth & Income Fund
(b)
N/A 6,534
$ 21,204
TOTAL PRIVATE INVESTMENT FUNDS $ 95,162
COMMON STOCKS - 22 .13 % Shares Held Value (000's)
Commercial Services - 0 .93%
Atlas Arteria Ltd 120,273 $ 474
CCR SA 102,098 298
Transurban Group 64,793 605
$ 1,377
Diversified Financial Services - 0 .03%
RAM Essential Services Property Fund 80,284 39
Electric - 6 .09%
Brookfield Renewable Corp 7,396 213
Constellation Energy Corp 2,861 334
CPFL Energia SA 34,133 271
Dominion Energy Inc 9,854 463
E.ON SE 21,858 294
Edison International 7,099 507
EDP - Energias de Portugal SA 204,574 1,030
Enel SpA 91,446 680
Entergy Corp 8,300 840
Iberdrola SA 31,018 407
National Grid PLC 64,407 868
NextEra Energy Inc 10,677 648
OGE Energy Corp 19,126 668
Public Service Enterprise Group Inc 9,080 555
Redeia Corp SA 26,341 434
Southern Co/The 10,892 764
$ 8,976
Energy - Alternate Sources - 0 .32%
NextEra Energy Partners LP 15,313 466
Engineering & Construction - 0 .37%
Ferrovial SE 14,838 542
COMMON STOCKS (continued) Shares Held Value (000’s)
Gas - 0 .93%
China Resources Gas Group Ltd 105,550 $ 346
Enagas SA 20,456 345
Snam SpA 132,678 683
$ 1,374
Healthcare - Services - 0 .06%
Chartwell Retirement Residences 10,100 89
Iron & Steel - 0 .00%
Novolipetsk Steel PJSC
(c)
36,800 —
Severstal PAO
(c)
4,878 —
$ —
Mining - 0 .00%
Polyus PJSC
(c)
407 —
Pipelines - 1 .25%
APA Group 67,730 394
Enbridge Inc 5,059 182
Gibson Energy Inc 19,202 292
Pembina Pipeline Corp 17,095 589
TC Energy Corp 10,092 394
$ 1,851
Private Equity - 0 .08%
CapitaLand Investment Ltd/Singapore 47,900 115
Real Estate - 0 .84%
Castellum AB
(c)
8,212 117
Mitsui Fudosan Co Ltd 12,000 293
Qualitas Ltd 71,860 114
Sumitomo Realty & Development Co Ltd 10,600 314
Sun Hung Kai Properties Ltd 8,500 92
Vonovia SE 9,767 307
$ 1,237
REITs - 9 .57%
AIMS APAC REIT 84,400 83
Allied Properties Real Estate Investment Trust 7,700 117
American Homes 4 Rent 7,288 262
American Tower Corp 4,212 910
Arena REIT 244 1
Big Yellow Group PLC 16,589 258
Broadstone Net Lease Inc 24,924 429
Centuria Industrial REIT 39,166 87
CRE Logistics REIT Inc 60 66
Cromwell European Real Estate Investment Trust 33,900 53
Crown Castle Inc 8,102 933
Daiwa House REIT Investment Corp 81 144
Digital Core REIT Management Pte Ltd 128,700 83
Digital Realty Trust Inc 5,444 733
Dream Industrial Real Estate Investment Trust 9,400 99
Equinix Inc 547 441
ESR Kendall Square REIT Co Ltd 16,584 47
Extra Space Storage Inc 3,805 610
Gaming and Leisure Properties Inc 12,115 598
Goodman Group 17,102 294
Industrial & Infrastructure Fund Investment Corp 59 58
InterRent Real Estate Investment Trust 16,100 161
Invincible Investment Corp 355 153
Invitation Homes Inc 10,788 368
Japan Hotel REIT Investment Corp 353 173
Klepierre SA 7,870 215
Lendlease Global Commercial REIT 117,461 57
Link REIT 67,740 380
Mapletree Industrial Trust 67,300 128
Mercialys SA 40,037 440
Merlin Properties Socimi SA 21,925 243
Minto Apartment Real Estate Investment Trust
(d)
6,200 76
Mitsubishi Estate Logistics REIT Investment Corp 23 61
National Health Investors Inc 4,401 246
National Storage REIT 46,610 73
Nexus Industrial REIT 25,800 158
Plymouth Industrial REIT Inc 3,068 74
Prologis Inc 5,321 709

Schedule of Investments
Principal Real Asset Fund
December 31, 2023 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
REITs (continued)
Rexford Industrial Realty Inc 7,892 $ 443
Sabra Health Care REIT Inc 27,605 394
Safestore Holdings PLC 13,772 155
Segro PLC 26,657 301
Sekisui House Reit Inc 291 159
Stockland 92,130 279
Sun Communities Inc 3,647 487
TF Administradora Industrial S de RL de CV 31,100 67
Ventas Inc 15,283 762
VICI Properties Inc 12,575 401
Welltower Inc 7,055 636
$ 14,105
Transportation - 0 .93%
Union Pacific Corp 2,934 721
West Japan Railway Co 15,703 654
$ 1,375
Water - 0 .73%
Pennon Group PLC 45,757 439
Severn Trent PLC 12,827 422
United Utilities Group PLC 15,664 211
$ 1,072
TOTAL COMMON STOCKS $ 32,618
PREFERRED STOCKS - 0 .35 % Shares Held Value (000's)
Electric - 0 .35%
Centrais Eletricas Brasileiras SA 1.49% 53,968 $ 522
TOTAL PREFERRED STOCKS $ 522
BONDS - 3 .63%
Principal
Amount (000's) Value (000's)
Commercial Mortgage Backed Securities - 3 .63%
BANK 2020-BNK25
3.35%, 01/15/2063
(e)
$ 447 $ 335
BANK 2021-BNK33
0.90%, 05/15/2064
(d),(e),(f)
7,000 379
BANK 2021-BNK38
2.89%, 12/15/2064 250 178
BBCMS Mortgage Trust 2022-C17
4.89%, 09/15/2055
(e)
250 219
Benchmark 2019-B11 Mortgage Trust
3.00%, 05/15/2052
(d)
310 175
3.78%, 05/15/2052 500 417
Benchmark 2019-B13 Mortgage Trust
1.00%, 08/15/2057
(d),(e),(f)
1,750 76
Benchmark 2020-B20 Mortgage Trust
1.55%, 10/15/2053
(d),(e),(f)
3,250 261
Benchmark 2020-B22 Mortgage Trust
1.42%, 01/15/2054
(d),(e),(f)
4,000 297
Benchmark 2021-B23 Mortgage Trust
1.27%, 02/15/2054
(e),(f)
2,474 150
Benchmark 2021-B28 Mortgage Trust
1.37%, 08/15/2054
(d),(e),(f)
4,000 324
Benchmark 2021-B29 Mortgage Trust
2.00%, 09/15/2054
(d)
1,000 501
Freddie Mac Multifamily Structured Pass Through
Certificates
2.45%, 03/25/2049
(e),(f)
6,890 546
GS Mortgage Securities Trust 2013-GCJ14
4.09%, 08/10/2046
(d),(e)
55 46
Morgan Stanley Bank of America Merrill Lynch
Trust 2015-C25
4.52%, 10/15/2048
(d),(e)
1,000 728
Morgan Stanley Capital I Trust 2019-H7
1.29%, 07/15/2052
(e),(f)
4,987 254
Morgan Stanley Capital I Trust 2020-HR8
2.70%, 07/15/2053 189 142
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Commercial Mortgage Backed Securities (continued)
Wells Fargo Commercial Mortgage Trust 2020-C56
1.39%, 06/15/2053
(e),(f)
$ 5,501 $ 315
$ 5,343
TOTAL BONDS $ 5,343
Total Investments $ 147,126
Other Assets and Liabilities -  0.18% 272
TOTAL NET ASSETS - 100.00% $ 147,398
(a) 1-day yield shown is as of period end.
(b) Private Investment Funds have quarterly or annual redemption frequencies and are considered restricted securities. Please see Private Investment Funds sub-
schedule for additional information.
(c) Non-income producing security
(d) Security exempt from registration under Rule 144A of the Securities Act of 1933.
These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $2,863 or 1.94% of net assets.
(e) Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions.  These securities do not indicate a reference rate and spread in their description. Rate shown is the rate in effect as of period end.
(f) Security is an Interest Only Strip.
Portfolio Summary
Sector Percent
Financial 35 .71%
Consumer, Non-cyclical 21 .47%
Energy 14 .52%
Utilities 8 .10%
Exchange-Traded Funds 7 .68%
Materials 5 .94%
Mortgage Securities 3 .63%
Money Market Funds 1 .47%
Industrial 1 .30%
Basic Materials 0 .00%
Other Assets and Liabilities
0 .18%
TOTAL NET ASSETS
100.00%

Schedule of Investments
Principal Real Asset Fund
December 31, 2023 (unaudited)
See accompanying notes.

Private Investment Funds
Security Name Acquisition Date Cost Value
Redemption
Notice (days)
Percent of
Net Assets
ACIP Parallel Fund A, LP
(a)
11/15/2021 - 12/21/2023 $ 4,435 $ 4,559 N/A 3.09%
Brookfield Senior Mezzanine Real Estate Finance Fund, LP
(b)
03/31/2022 5,000 3,871 90 2.63%
Brookfield Super-Core Infrastructure Partners Fund, LP
(c)
07/01/2021 - 06/27/2022 7,996 8,527 N/A 5.79%
BTG Pactual Open Ended Core US Timberland Fund, LP
(d)
07/01/2019 - 12/30/2021 7,444 8,756 90 5.94%
CBRE Caledon Global Infrastructure Fund (International), LP
(e)
07/16/2021 - 04/18/2023 5,981 6,006 N/A 4.07%
Ceres Farmland Holdings, LP
(f)
11/06/2019, 02/05/2021 7,000 10,873 N/A 7.37%
FDR PELF SCA, SICAV-RAIF
(g)
12/01/2022 6,610 5,637 90 3.83%
GDIF US Hedged Feeder Fund, LP
(h)
04/23/2021 - 08/17/2022 6,115 6,497 N/A 4.41%
Hancock Timberland and Farmland Fund, LP
(i)
08/12/2020 - 04/20/2023 13,000 13,502 N/A 9.16%
HarbourVest Infrastructure Income Delaware Parallel Partnership, LP
(j)
06/27/2022 8,000 9,419 90 6.39%
PGIM Real Estate US Debt Fund, LP
(k)
04/30/2021, 06/30/2021 5,315 5,162 N/A 3.50%
UBS AgriVest Farmland Fund
(l)
07/01/2020 - 01/03/2023 5,147 5,819 60 3.95%
UBS Trumbull Property Growth & Income Fund
(m)
07/01/2020 - 12/30/2021 7,191 6,534 60 4.43%
Total $ 95,162 64.56%
The private investment funds listed in the table do not include any unfunded commitments.  Please see Note 3 for details of any unfunded commitments.
Amounts in thousands.
(a) This closed-end fund focuses on the Climate Infrastructure sector which includes value-add renewable energy, resource and energy efficiency, transmission and smart grids, vehicle electrification, and energy storage and microgrids. The fund has a life term of 10 years during which, redemptions are not permitted.
(b) The fund was established as an open-end senior real estate debt fund focused on providing primarily floating rate financing secured by commercial property primarily located in the U.S. Redemptions are subject to a two-year holding period from the acquisition date.
(c) This open-end fund will invest in high-quality, core infrastructure assets principally throughout North America, Europe and Australia with a focus on current yield, diversification and inflation protection. Specifically, the fund will focus on regulated or contracted assets in the utilities, energy, power and transportation sector where
Brookfield has established operating expertise. Of those sectors, utilities will be a significant focus and transportation would be a much smaller allocation in the portfolio given its more cyclical nature. Redemptions are subject to a three-year holding period from the acquisition date.
(d) The fund was established to invest and reinvest assets of the investors through the REIT, primarily in interests (including ownership or leasehold interests) in real property, which is to be planted with trees, or real property on which trees are growing (timberland), trees growing on timberland, or trees which have been cut but not removed from the timberland (timber); contracts or agreements for the cutting and/or use of timber on timberland. Timber investments are not intended to produce immediate revenues.
Redemptions are subject to a two-year holding period from the acquisition date.
(e) The fund will seek to invest in a global, diversified portfolio of high-quality core and core-plus mid-market infrastructure investments with stable returns, inflation protection, low volatility, predictable yield and a low correlation with other asset classes through an open-end structure. Redemptions are subject to a three-year holding period from the acquisition date.
(f) The fund is an open-ended investment fund whose objective is to generate an attractive total return through the acquisition and management of farmland in the Midwestern
United States. Redemptions are subject to a one-year holding period from the acquisition date. After the holding period has expired, redemptions are permitted with written redemption notice five months prior to the annual redemption date, which is the last day of February.
(g) This feeder fund represents an indirect ownership of the Prologis European Logistics Fund which has an investment objective of combining attractive current income with long-term capital growth by investing in European logistics real estate assets. Redemption requests accommodated quarterly to the extent of sufficient liquid assets, with at least 90 days notice.
(h) This feeder fund offers hedging to protect against currency movements in the Global Diversified Infrastructure Fund which invests in diversified infrastructure investments.
Redemptions are subject to a three-year holding period from the acquisition date.
(i) This open-end fund blends the two asset classes of timberland and farmland. The geographic focus will be in the U.S., Canada, Australia, New Zealand, Chile, Brazil,
Uruguay, and Western Europe. Agriculture investments will be diversified among row crops (corn, soy, wheat, etc.), permanent crops (vines/trees), and commodity crops
(cotton, lettuce, strawberries, etc.). Redemptions are subject to a three-year holding period from the acquisition date. After the holding period has expired, redemptions are permitted with written redemption notice given by April 30th of that year.
(j) The fund will primarily invest, directly or indirectly, in core and core plus infrastructure assets and infrastructure investments focused on the infrastructure and power sectors. Redemptions are subject to a three-year holding period from the acquisition date.
(k) This fund is comprised of loans with strong fundamentals and focused on income return. Redemptions are available if inflows of capital offset the requested redemption amount and if liquidity is sufficient.
(l) This open-end fund invests primarily in U.S. farmland. It is a well-diversified portfolio across many regions of the country and diversified across row crops, vegetable crops, and permanent crops. Redemptions are permitted with written redemption notice 60 days prior to the end of the quarter.
(m) This open-end, commingled private real estate portfolio combines value-add properties with capital appreciation potential and more stable income-generating properties.
Properties in the portfolio typically start as development, renovation, repositioning, or lease-up stage investments, and transition toward stabilized assets. Redemptions are permitted with written redemption notice 60 days prior to the end of the quarter.

Glossary to the Schedule of Investments
December 31, 2023 (unaudited)
See accompanying notes.

Currency Abbreviations
USD/$ United States Dollar

December 31, 2023 (unaudited)

Security Valuation. Principal Real Asset Fund (known as the “Fund”) values securities, including exchange-traded funds, for which market quotations are readily available at fair value, which is determined using the last reported sale price. If no sales are reported, as is regularly the case for some securities traded over-the-counter, securities are valued using the last reported bid price or an evaluated bid price provided by a pricing service. Pricing services use modeling techniques that incorporate security characteristics such as current quotations by broker/dealers, coupon, maturity, quality, type of issue, trading characteristics, other yield and risk factors, and other market conditions to determine an evaluated bid price or, in the case of certain credit default swaps, a mean price provided by a pricing service. When reliable market quotations are not considered to be readily available, which may be the case, for example, with respect to restricted securities, certain debt securities, preferred stocks, and foreign securities, the investments are valued at their fair value as determined in good faith by Principal Global Investors, LLC (“the
Manager”) under procedures established and periodically reviewed by the Fund’s Board of Trustees.
The Fund invests in other publicly traded investment funds which are valued at the respective fund’s net asset value. In addition, the Fund invests a portion of its assets in private investment funds which are valued at fair value based upon the net asset value reported on a periodic basis. In the event that a net asset value is not provided by a private investment fund following the end of the period, the Fund’s fair valuation procedures will be followed, which includes reviewing investor statements and trade activity . The appropriateness of the fair value of these securities is monitored by the Manager.
The value of foreign securities used in computing the net asset value per share is generally determined as of the close of the foreign exchange where the security is principally traded. Events that occur after the close of the applicable foreign market or exchange but prior to the calculation of the Fund’s net asset value are reflected in the Fund’s net asset value and these securities are valued at fair value. Many factors, provided by independent pricing services, are reviewed in the course of making a good faith determination of a security’s fair value, including, but not limited to, price movements in American Depositary Receipts (“ADRs”), futures contracts, industry indices, general indices, and foreign currencies.
To the extent the Fund invests in foreign securities listed on foreign exchanges which trade on days on which the Fund does not determine net asset value, for example weekends and other customary national U.S. holidays, the Fund’s net asset value could be significantly affected on days when shareholders cannot purchase or redeem shares.
Certain securities issued by companies in emerging market countries may have more than one quoted valuation at any given point in time, sometimes referred to as a “local” price and a “premium” price. The premium price is often a negotiated price, which may not consistently represent a price at which a specific transaction can be affected. It is the policy of the Fund to value such securities at prices at which it is expected those shares may be sold, and the Manager or any sub-advisor is authorized to make such determinations subject to such oversight by the Fund’s
Board of Trustees as may occasionally be necessary.
Fair value is defined as the price that the Fund would receive upon selling a security or transferring a liability in a timely transaction to an independent buyer in the principal or most advantageous market of the security at the measurement date. In determining fair value, the Fund may use one or more of the following approaches: market, income, and/or cost. A hierarchy for inputs is used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the most observable inputs be used when available.
Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the Fund. Unobservable inputs are inputs that reflect the fund’s own estimates about the estimates market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.
The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
Level 1 – Quoted prices are available in active markets for identical securities as of the reporting date. Investments which are generally included in this category include listed equities and exchange-traded derivatives.
Level 2 – Other significant observable inputs (including quoted prices for similar investments, interest rates, prepayments speeds, credit risk, etc.). Investments which are generally included in this category include certain foreign equities, corporate bonds, senior floating rate interests, municipal bonds, and US Government and Government Agency Obligations.
Level 3 – Significant unobservable inputs (including the Fund’s assumptions in determining the fair value of investments). Investments which are generally included in this category include certain common stocks, corporate bonds, or senior floating rate interests.
In accordance with Accounting Standards Codification 820 – Fair Value Measurement, the Fund has elected to apply the practical expedient to value its investments in private investment funds at their respective net asset value each calendar month or quarter. These investments are excluded from the fair value hierarchy.

December 31, 2023 (unaudited)

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the market place, and other characteristics particular to the transaction.
To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised by the Fund in determining fair value is greatest for instruments categorized in Level 3.
In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement in its entirety falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety.
Fair value is a market-based measure considered from the perspective of a market participant who holds the asset rather than an entity specific measure. Therefore, even when market assumptions are not readily available, the Fund’s own assumptions are set to reflect those that market participants would use in pricing the asset or liability at the measurement date. The Fund uses prices and inputs that are current as of the measurement date, when available.
Investments which are included in the Level 3 category may be valued using quoted prices from brokers and dealers participating in the market for these investments. These investments are classified as Level 3 investments due to the lack of market transparency and market corroboration to support these quoted prices. Valuation models may be used as the pricing source for other investments classified as Level 3. Valuation models rely on one or more significant unobservable inputs such as prepayment rates, probability of default, or loss severity in the event of default. Significant increases in any of those inputs in isolation would result in a significantly lower fair value measurement. Benchmark pricing procedures set the base price of a security based on current market data. The base price may be a broker-dealer quote, transaction price, or internal value based on relevant market data.
The fair values of these securities are dependent on economic, political and other considerations. The values of such securities may be affected by significant changes in the economic conditions, changes in government policies, and other factors (e.g., natural disasters, pandemics, accidents, conflicts, etc.).
The following is a summary of the inputs used as of December 31, 2023 in valuing the Fund’s securities carried at value (amounts in thousands):
*For additional detail regarding sector classifications, please see the Schedule of Investments.
The Fund's Schedule of Investments as of December 31, 2023 has not been audited. This report is provided for the general information of the Fund's shareholders. For more information regarding the Fund and its holdings, please see the Fund's prospectus and annual report.
Fund Level 1 - Quoted Prices
Level 2 - Other Significant
Observable Inputs
Level 3 - Significant
Unobservable Inputs Totals (Level 1,2,3)
Principal Real Asset Fund
Bonds* $ — $ 5,343 $ — $ 5,343
Common Stocks
Basic Materials — — — —
Consumer, Non-cyclical 387 1,079 — 1,466
Energy 1,923 394 — 2,317
Financial 10,114 5,382 — 15,496
Industrial 721 1,196 — 1,917
Utilities 5,263 6,159 — 11,422
Investment Companies* 13,481 — — 13,481
Preferred Stocks* 522 — — 522
Total $ 32,411 $ 19,553 $ — $ 51,964
Investments Using NAV as practical expedient
Private Investment Funds 95,162
Total investments in securities $ — $ — $ — $ 147,126